Short-term borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term borrowings

11. Short-term borrowings

The Company has the following borrowing facilities:

(a)

Fund-based and non-fund-based credit facilities with banks, which are available for operational requirements in the form of overdrafts, letters of credit, guarantees and short-term loans. As of December 31, 2017 and March 31, 2018, the limits available were $15,064 and $14,311, respectively, of which $7,900 and $7,312 was utilized, constituting non-funded drawdown.

(b)

A fund-based and non-fund based revolving credit facility of $350,000, which the Company obtained in June 2015 as described in note 12. As of December 31, 2017 and March 31, 2018, a total of $170,978 and $276,073 respectively, was utilized, of which $170,000 and $275,000 respectively, constituted funded drawdown and $978 and $1,073, respectively, constituted non-funded drawdown. The revolving facility expires in June 2020. The funded drawdown amount bore interest at a rate equal to LIBOR plus a margin of 1.50% per annum as of December 31, 2017 and March 31, 2018. The unutilized amount on the revolving facility bore a commitment fee of 0.25% as of December 31, 2017 and March 31, 2018. The credit agreement contains certain customary covenants, including a maximum leverage covenant and a minimum interest coverage ratio. During the three months ended March 31, 2018, the Company was in compliance with the financial covenants.

15. Short-term borrowings

The Company has the following borrowing facilities:

(a)

Fund-based and non-fund-based credit facilities with banks, which are available for operational requirements in the form of overdrafts, letters of credit, guarantees and short-term loans. As of December 31, 2016 and December 31, 2017, the limits available were $15,382 and $15,064, respectively, of which $10,980 and $7,900 was utilized, constituting non-funded drawdown.

(b)

A fund-based and non-fund based revolving credit facility of $350,000, which the Company obtained in June 2015 as described in note 14. This facility replaces the Company’s $250,000 facility initially entered into in August 2012 and subsequently amended in June 2013. As of December 31, 2016 and December 31, 2017, a total of $160,978 and $170,978 respectively, was utilized, of which $160,000 and $170,000, respectively, constituted funded drawdown and $978 and $978, respectively, constituted non-funded drawdown. The revolving facility expires in June 2020. The funded drawdown amount bore interest at a rate equal to LIBOR plus a margin of 1.50% as of December 31, 2016. As of December 31, 2017, the revolving facility bore interest at a rate equal to LIBOR plus a margin of 1.50% per annum. The unutilized amount on the revolving facility bore a commitment fee of 0.25% and 0.25% as of December 31, 2016 and December 31, 2017, respectively. The credit agreement contains certain customary covenants, including a maximum leverage covenant and a minimum interest coverage ratio. During the year ended December 31, 2017, the Company was in compliance with the financial covenants.